Acquisitions (Tables)	6 Months Ended
Jun. 30, 2017
Acquisitions Tables
Purchase price consideration

Issuance of shares	$2,666,666
Debt	1,333,334
Cash paid	750,000
$4,750,000

Net tangible assets acquired:
Technology development	$1,400,000
Customer contracts	10,000
Non-compete agreements	100,000
Tangible assets acquired	1,510,000
Goodwill	3,240,000
Total purchase price	4,750,000
Less: Issuance of shares	(2,666,666)
Less: Debt issued	(1,333,334)

Cash paid	$750,000

Supplemental pro forma information
	Three- Months Ended June 30,		Six- Months Ended June 30,
	2017	2016	2017	2016

Pro forma revenue	$116,522	$23,449	$161,937	$54,400
Pro forma net loss	$(1,892,227)	$(598,455)	$(2,920,311)	$(1,058,289)
Loss per share - basic and fully diluted	$(0.19)	$(0.09)	$(0.33)	$(0.15)
Weighted-average common shares used in the computation of loss per share-basic and diluted	10,003,981	7,023,809	8,963,000	7,023,809